PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Table 5: Details of Property and Equipment, Net

	September 30, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount
Equipment	$-	$-	$-	$125,546	$(121,869)	$3,677
Furniture and fixtures	-	-	-	26,339	(19,396)	6,943
Leasehold improvements	-	-	-	62,721	(62,721)	-
Capital lease	-	-	-	23,004	(19,897)	3,107
Software	-	-	-	13,500	(6,906)	6,594
Property and equipment, net	$-	$-	$-	$251,110	$(230,789)	$20,321

Fixed assets consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
At Cost:
Equipment	$125,546	$125,546
Furniture and fixtures	26,339	26,339
Leasehold improvements	62,721	62,721
Capital lease	23,004	23,004
Software	13,500	13,500
	251,110	251,110

Less: Accumulated depreciation
Equipment	121,869	107,977
Furniture and fixtures	19,396	24,446
Leasehold improvements	62,721	62,721
Capital lease	19,897	19,897
Software	6,906	2,407
Less: Accumulated depreciation	230,789	217,448

	$20,321	$33,662

SCHEDULE OF SOFTWARE DEVELOPMENT COSTS

In 2024, the Company reclassified a part of software from property and equipment to software development costs.

Table 6: Capitalized Software Development Costs

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Capitalized software development costs	$94,000	$105,001	$268,000	$343,001
Software development costs consisted of the following as of December 31, 2024 and 2023:
	December 31,	December 31,
	2024	2023
At Cost:
Software development cost	4,151,981	3,703,981

SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
At Cost:
Contractual relationship	$66,361	$66,361
Implementation	28,099	28,099
Software	100,000	100,000
	194,460	194,460
Less: Accumulated amortization
Contractual relationship	66,361	66,361
Implementation	28,099	28,099
Software	75,000	58,333
	169,460	152,793

	$25,000	$41,667